Investments (Summary Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	$ 7,500	$ 94,400
Available-for-sale securities, Gross Unrealized Gains	34	21,663
Available-for-sale securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Cumulative Impairment Charges	(7,262)	(43,622)
Available-for-sale securities, Estimated Fair Value	272	72,441
Auction Rate Securities - Student Loans [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost		71,900
Available-for-sale securities, Gross Unrealized Gains		16,044
Available-for-sale securities, Gross Unrealized Losses		0
Available-for-sale securities, Cumulative Impairment Charges		(24,181)
Available-for-sale securities, Estimated Fair Value		63,763
Auction Rate Securities - Corporate Issuers [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, Cost	7,500	22,500
Available-for-sale securities, Gross Unrealized Gains	34	5,619
Available-for-sale securities, Gross Unrealized Losses	0	0
Available-for-sale securities, Cumulative Impairment Charges	(7,262)	(19,441)
Available-for-sale securities, Estimated Fair Value	$ 272	$ 8,678